INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 66,635	$ 26,093
Restricted cash	207	4,326
Trade and other receivables, net	344,080	403,907
Gas in storage	16,185	6,177
Financial assets, current	29,196	36,353
Income taxes recoverable	4,928	6,641
Other current assets	143,145	203,270
Total current assets excluding assets classified as held for sale	604,376	686,767
Assets classified as held for sale	2,571	7,611
Total current assets	606,947	694,378
Non-current assets
Investments	32,889	32,889
Property and equipment, net	20,638	28,794
Intangible assets, net	86,618	98,266
Goodwill	264,651	272,692
Financial assets, non-current	20,071	28,792
Deferred income tax assets	3,414	3,572
Other non-current assets	33,814	56,450
Total non-current assets	462,095	521,455
TOTAL ASSETS	1,069,042	1,215,833
Current liabilities
Trade and other payables	472,763	685,665
Deferred revenue	8,909	852
Income taxes payable	3,434	5,799
Fair value of derivative financial liabilities, current	110,166	113,438
Provisions	5,945	1,529
Current portion of long-term debt	3,535	253,485
Total current liabilities excluding liabilities associated with assets classified as held for sale	604,752	1,060,768
Liabilities associated with assets classified as held for sale	2,712	4,906
Total current liabilities	607,464	1,065,674
Non-current liabilities
Long-term debt	515,233	528,518
Fair value liabilities, non-current	136,329	76,268
Deferred income tax liabilities	2,715	2,931
Other non-current liabilities	23,144	37,730
Total non-current liabilities	677,421	645,447
TOTAL LIABILITIES	1,284,885	1,711,121
SHAREHOLDERS' DEFICIT
Shareholders' capital	1,537,863	1,246,829
Equity component of convertible debentures		13,029
Contributed deficit	(12,469)	(29,826)
Accumulated deficit	(1,829,210)	(1,809,557)
Accumulated other comprehensive income	88,388	84,651
Non-controlling interest	(415)	(414)
TOTAL SHAREHOLDERS' DEFICIT	(215,843)	(495,288)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,069,042	$ 1,215,833